Borrowings Disclosure of Reconciliation of Liabilities Arising From Financing Activities (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		$ 5,693	$ 4,393	[1]	$ 4,421
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(2,340)	(1,122)	[1]	(2,219)
Increase (decrease) through unsettled interest rate swap changes , liabilities arising from financing activities		5
Increase (decrease) through other changes, liabilities arising from financing activities		2,348	2,312	[1]	2,203
Increase (decrease) through changes in amortization, liabilities arising from financing activities		15	22	[1]	21
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(3)	(12)	[1]	(23)
Increase (decrease) through true-up adjustments, liabilities arising from financing activities					(1)
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities					15
Increase (decrease) through loss (gain) on modification or early retirement of debt, liabilities arising from financing activities	[1]		79
Increase (decrease) through changes in fair values, liabilities arising from financing activities		20	15	[1]
Liabilities arising from financing activities, ending balance		5,738	5,693		4,393	[1]
Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]	5,687	4,417
Liabilities arising from financing activities, ending balance	[1]		5,687		4,417
Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		6
Liabilities arising from financing activities, ending balance			6
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 9 [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]		(24)
Liabilities arising from financing activities, ending balance	[1]				(24)
Bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[2]		4,348	[1]	4,388
Increase (decrease) through financing cash flows, liabilities arising from financing activities	[2]		(4,337)	[1]	(19)
Increase (decrease) through other changes, liabilities arising from financing activities	[2]		0	[1]	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities	[2]		0	[1]	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	[2]		(11)	[1]	(21)
Increase (decrease) through true-up adjustments, liabilities arising from financing activities	[2]				0
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities	[2]				0
Increase (decrease) through loss (gain) on modification or early retirement of debt, liabilities arising from financing activities	[1],[2]		0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	[1],[2]		0
Liabilities arising from financing activities, ending balance	[1],[2]				4,348
Bank loans [Member] | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1],[2]	0	4,348
Liabilities arising from financing activities, ending balance	[1],[2]		0		4,348
Bank loans [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 9 [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1],[2]		0
Liabilities arising from financing activities, ending balance	[1],[2]				0
SCL Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		5,515	0	[1]
Increase (decrease) through financing cash flows, liabilities arising from financing activities		0	5,500	[1]
Increase (decrease) through unsettled interest rate swap changes , liabilities arising from financing activities		0
Increase (decrease) through other changes, liabilities arising from financing activities		0	0	[1]
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0	[1]
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		0	0	[1]
Increase (decrease) through loss (gain) on modification or early retirement of debt, liabilities arising from financing activities	[1]		0
Increase (decrease) through changes in fair values, liabilities arising from financing activities		20	15	[1]
Liabilities arising from financing activities, ending balance		5,535	5,515		0	[1]
SCL Senior Notes [Member] | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]	5,515	0
Liabilities arising from financing activities, ending balance	[1]		5,515		0
SCL Senior Notes [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		0
Liabilities arising from financing activities, ending balance			0
SCL Senior Notes [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 9 [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]		0
Liabilities arising from financing activities, ending balance	[1]				0
Finance lease liabilities on leasehold interests in land [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance			132	[1]	72
Increase (decrease) through financing cash flows, liabilities arising from financing activities			(13)	[1]	(2)
Increase (decrease) through other changes, liabilities arising from financing activities			11	[1]	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities			0	[1]	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities			0	[1]	0
Increase (decrease) through true-up adjustments, liabilities arising from financing activities					(1)
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities					63
Increase (decrease) through loss (gain) on modification or early retirement of debt, liabilities arising from financing activities	[1]		0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	[1]		0
Liabilities arising from financing activities, ending balance	[1]				132
Finance lease liabilities on leasehold interests in land [Member] | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]	130	132
Liabilities arising from financing activities, ending balance	[1]		130		132
Finance lease liabilities on leasehold interests in land [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 9 [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]		0
Liabilities arising from financing activities, ending balance	[1]				0
Finance lease liabilities, other
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance			5	[1]	8
Increase (decrease) through financing cash flows, liabilities arising from financing activities			(2)	[1]	(3)
Increase (decrease) through other changes, liabilities arising from financing activities			2	[1]	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities			0	[1]	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities			0	[1]	0
Increase (decrease) through true-up adjustments, liabilities arising from financing activities					0
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities					0
Increase (decrease) through loss (gain) on modification or early retirement of debt, liabilities arising from financing activities	[1]		0
Increase (decrease) through changes in fair values, liabilities arising from financing activities	[1]		0
Liabilities arising from financing activities, ending balance	[1]				5
Finance lease liabilities, other | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]	5	5
Liabilities arising from financing activities, ending balance	[1]		5		5
Finance lease liabilities, other | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 9 [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]		0
Liabilities arising from financing activities, ending balance	[1]				0
Deferred financing costs [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		(88)	(97)	[1]	(94)
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(2)	(90)	[1]	0
Increase (decrease) through unsettled interest rate swap changes , liabilities arising from financing activities		0
Increase (decrease) through other changes, liabilities arising from financing activities		1	(2)	[1]	0
Increase (decrease) through changes in amortization, liabilities arising from financing activities		15	22	[1]	21
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		0	0	[1]	0
Increase (decrease) through true-up adjustments, liabilities arising from financing activities					0
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities					0
Increase (decrease) through loss (gain) on modification or early retirement of debt, liabilities arising from financing activities	[1]		79
Increase (decrease) through changes in fair values, liabilities arising from financing activities		0	0	[1]
Liabilities arising from financing activities, ending balance		(74)	(88)		(97)	[1]
Deferred financing costs [Member] | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]	(88)	(73)
Liabilities arising from financing activities, ending balance	[1]		(88)		(73)
Deferred financing costs [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		0
Liabilities arising from financing activities, ending balance			0
Deferred financing costs [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 9 [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]		(24)
Liabilities arising from financing activities, ending balance	[1]				(24)
Interest payables [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		125	5	[1]	47
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(274)	(128)	[1]	(128)
Increase (decrease) through unsettled interest rate swap changes , liabilities arising from financing activities		5
Increase (decrease) through other changes, liabilities arising from financing activities		274	248	[1]	134
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0	[1]	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		0	0	[1]	0
Increase (decrease) through true-up adjustments, liabilities arising from financing activities					0
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities					(48)
Increase (decrease) through loss (gain) on modification or early retirement of debt, liabilities arising from financing activities	[1]		0
Increase (decrease) through changes in fair values, liabilities arising from financing activities		0	0	[1]
Liabilities arising from financing activities, ending balance		130	125		5	[1]
Interest payables [Member] | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]	125	5
Liabilities arising from financing activities, ending balance	[1]		125		5
Interest payables [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		0
Liabilities arising from financing activities, ending balance			0
Interest payables [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 9 [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]		0
Liabilities arising from financing activities, ending balance	[1]				0
Dividend payables [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		0	0	[1]	0
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(2,051)	(2,052)	[1]	(2,067)
Increase (decrease) through unsettled interest rate swap changes , liabilities arising from financing activities		0
Increase (decrease) through other changes, liabilities arising from financing activities		2,054	2,053	[1]	2,069
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0	0	[1]	0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		(3)	(1)	[1]	(2)
Increase (decrease) through true-up adjustments, liabilities arising from financing activities					0
Increase (decrease) through adjustments arising from change in lease term of leasehold interest in land, liabilities arising from financing activities					0
Increase (decrease) through loss (gain) on modification or early retirement of debt, liabilities arising from financing activities	[1]		0
Increase (decrease) through changes in fair values, liabilities arising from financing activities		0	0	[1]
Liabilities arising from financing activities, ending balance		0	0		0	[1]
Dividend payables [Member] | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]	0	0
Liabilities arising from financing activities, ending balance	[1]		0		0
Dividend payables [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		0
Liabilities arising from financing activities, ending balance			0
Dividend payables [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 9 [Member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance	[1]		0
Liabilities arising from financing activities, ending balance	[1]				$ 0
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		141
Increase (decrease) through financing cash flows, liabilities arising from financing activities		(13)
Increase (decrease) through unsettled interest rate swap changes , liabilities arising from financing activities		0
Increase (decrease) through other changes, liabilities arising from financing activities		19
Increase (decrease) through changes in amortization, liabilities arising from financing activities		0
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities		0
Increase (decrease) through changes in fair values, liabilities arising from financing activities		0
Liabilities arising from financing activities, ending balance		147	141
Lease liabilities [member] | Previously stated [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		135
Liabilities arising from financing activities, ending balance			135
Lease liabilities [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about borrowings [line items]
Liabilities arising from financing activities at, opening balance		$ 6
Liabilities arising from financing activities, ending balance			$ 6

[1]	Note: Certain reclassifications have been made to the year ended December 31, 2018 to conform to the presentation of the year ended December 31, 2019.
[2]	The cash flows from bank loans make up the net amount of proceeds from bank loans and repayments of bank loans in the statement of cash flows.